Interest-bearing liabilities	12 Months Ended
Dec. 31, 2018
Interest-bearing liabilities
Interest-bearing liabilities

23. Interest-bearing liabilities

					Carrying amount EURm
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2018	2017
Nokia Corporation	6.75% Senior Notes	EUR	231	February 2019	232	241
Nokia Corporation	5.375% Senior Notes	USD	581	May 2019	507	487
Nokia Corporation	1.00% Senior Notes	EUR	500	March 2021	499	498
Nokia Corporation	3.375% Senior Notes	USD	500	June 2022	423	406
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2024	750	744
Nokia Corporation	4.375% Senior Notes	USD	500	June 2027	415	404
Nokia of America Corporation	6.50% Senior Notes	USD	74	January 2028	65	62
Nokia of America Corporation	6.45% Senior Notes	USD	206	March 2029	182	174
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	455	424
Nokia Corporation	Revolving Credit Facility	EUR	1 579	June 2020	–	–
Nokia Corporation	Loan facilities(1)(2)	EUR	750		–	–
Nokia Corporation and various subsidiaries	Other liabilities				294	326
Total					3 822	3 766
(1)

A loan facility agreement of EUR 500 million for financing research and development of 5G technology was signed with the European Investment Bank (EIB) in August 2018. The availability period of the loan facility ends in February 2020. The loan facility has not yet been disbursed and will have an average maturity of approximately five years after disbursement.

(2)

A loan facility agreement of EUR 250 million for financing research and development of 5G technology was signed with the Nordic Investment Bank (NIB) in December 2018. The availability period of the loan facility ends in February 2019. The loan facility has not yet been disbursed and will have an average maturity of approximately five years after disbursement.

All borrowings presented above are senior unsecured and have no financial covenants.

The Group uses interest rate swaps and cross currency swaps to manage interest rate and foreign exchange risk related to the Group’s interest-bearing liabilities. The most significant hedging instruments under fair value and cash flow hedge accounting related to the Group’s interest-bearing liabilities as of December 31 are outlined in the table below:

					Fair values EURm
Entity	Instrument(1)	Currency	Notional (million)	Maturity	December 31, 2018
Nokia Corporation	Cross currency swaps	USD	581	May 2019	(29)
Nokia Corporation	Cross currency swaps	USD	500	June 2022	(16)
Nokia Corporation	Interest rate swaps	EUR	600	March 2024	7
Nokia Corporation	Cross currency swaps	USD	500	June 2027	(22)
Nokia Corporation	Cross currency swaps	USD	400	May 2039	20
Total					(40)

(1) All cross currency swaps and interest rate swaps are fixed-to-floating swaps.

Changes in interest-bearing liabilities arising from financing activities:

	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings	Total
As of January 1, 2017	3 657	370	(30)	3 997
Cash flows	132	(40)	(49)	43
Non-cash changes:
Acquisitions	–	4	–	4
Translation differences	(291)	(12)	199	(104)
Changes in fair value	(46)	–	15	(31)
Other	5	(13)	–	(8)
As of December 31, 2017	3 457	309	135	3 901
Cash flows	28	2	92	122
Non-cash changes:
Translation differences	89	(1)	(138)	(50)
Changes in fair value	(4)	–	(32)	(36)
Reclassification from long-term to short-term	(739)	739	–	–
Other	(3)	(55)	–	(58)
As of December 31, 2018	2 828	994	57	3 879